Average Annual Total Returns{- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-15 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Retail Class - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.25%	0.82%	0.71%	[1]

[1]	(a)From April 6, 2015